UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22686

Blackstone / GSO Strategic Credit Fund
(exact name of Registrant as specified in charter)

345 Park Avenue, 31st Floor
New York, New York 10154
 (Address of principal executive offices) (Zip code)

 (Name and address of agent for service)

Marisa Beeney
345 Park Avenue, 31st Floor
New York, New York 10154

Registrant’s telephone number, including area code: (877) 876-1121

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

Blackstone / GSO Strategic Credit Fund

Portfolio of Investments
September 30, 2017 (Unaudited)

	Principal
	Amount	Value

FLOATING RATE LOAN INTERESTS(a) - 135.97%
Aerospace and Defense - 1.54%
Engility Corporation, Senior Secured First Lien Term B-2 Loan, 3M US L + 3.25%, 08/14/2023	$2,016,904	$2,043,385
Macdonald Dettwiler and Associates Ltd, Senior Secured First Lien Term B Loan, 3M US L + 2.75%, 07/05/2024(b)	5,204,461	5,216,822
PRV Aerospace LLC, Senior Secured First Lien Term Loan, 3M US L + 6.25%, 05/09/2018(b)	750,000	720,626
Standard Aero Aviation Holdings Inc, Senior Secured First Lien Term Loan, 3M US L + 3.75%, 07/07/2022(b)	3,697,183	3,730,698
		11,711,531

Automotive - 3.23%
American Tire Distributors Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 4.25%, 09/01/2021	1,569,911	1,586,591
Bright Bidco BV, Senior Secured First Lien Term B Loan, 3M US L + 4.50%, 07/01/2024	4,548,742	4,594,230
CH Hold Corp, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.25%, 02/03/2025	3,157,895	3,236,842
Mitchell International Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.50%, 10/13/2020	1,075,650	1,083,830
Mitchell International Inc, Senior Secured Second Lien Term Loan, 3M US L + 7.50%, 10/11/2021	6,559,757	6,633,554
Superior Industries International Inc, Senior Secured First Lien Closing Date Term Loan, 1M US L + 4.50%, 03/22/2024(c)	7,480,710	7,405,903
		24,540,950

Banking, Finance, Insurance and Real Estate - 10.62%
Acrisure LLC, Senior Secured First Lien Term B Loan, 3M US L + 5.00%, 11/22/2023	4,281,275	4,340,142
Alliant Holdings Intermediate LLC, Senior Secured First Lien Initial Term Loan, 3M US L + 3.25%, 08/12/2022	2,541,455	2,554,162
Almonde Inc, Senior Secured First Lien US Term Loan, 3M US L + 3.50%, 06/13/2024	8,150,943	8,196,385
AmWINS Group Inc, Second Lien Term Loan, 1M US L + 6.75%, 01/25/2025	406,780	416,443
Applied Systems, Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.25%, 09/13/2024(b)	1,195,402	1,209,317
Applied Systems, Inc, Senior Secured Second Lien Initial Term Loan, 3M US L + 7.00%, 09/12/2025(b)	303,030	313,447
ASP MCS Acquisition Corp, Senior Secured First Lien Initial Term Loan, 3M US L + 4.75%, 05/20/2024(c)	6,035,294	6,118,279
Asurion LLC, Senior Secured First Lien Term B Loan, 1M US L + 3.00%, 11/03/2023	2,662,665	2,677,642
Asurion LLC, Senior Secured Second Lien Tranche B-2 Loan, 1M US L + 6.00%, 08/04/2025	7,878,788	8,071,661
Broadstreet Partners Inc, Senior Secured First Lien B-1 US Term Loan, 3M US L + 2.5%, 09/27/2024(b)	2,941,176	2,955,882
Broadstreet Partners Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 4.25%, 11/08/2023	4,357,317	4,414,529
Cunningham Lindsey US Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.75%, 12/10/2019	8,745,954	8,549,170
Cypress Merger Sub Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 6.75%, 04/28/2025	2,790,698	2,881,395
EZE Software Group LLC, Senior Secured Second Lien Term Loan, 3M US L + 6.50%, 04/05/2021	2,956,466	2,963,857
First Eagle Holdings Inc, Senior Secured First Lien New Initial Term Loan, 3M US L + 3.50%, 12/01/2022	5,220,666	5,282,687
Focus Financial Partners LLC, Senior Secured First Lien Initial Term Loan, 3M US L + 3.25%, 07/03/2024	3,488,372	3,521,076
MPH Acquisition Holdings LLC, Senior Secured First Lien Initial Term Loan, 3M US L + 3.00%, 06/07/2023	5,086,556	5,133,047
NFP Corp, Senior Secured First Lien Term B Term Loan, 1M US L + 3.50%, 01/08/2024	2,695,531	2,718,551
Opal Acquisition Inc, Senior Secured First Lien Term B Loan, 3M US L + 4.00%, 11/27/2020	2,393,307	2,261,077
Resolute Investment Managers Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.25%, 04/30/2022(c)	2,999,565	3,037,060
Victory Capital Operating LLC, Senior Secured First Lien Term B Loan, 3M US L + 5.25%, 11/01/2021	1,865,390	1,899,200

	Principal
	Amount	Value

Banking, Finance, Insurance and Real Estate (continued)
York Risk Services Holding Corp (Onex York Finance LP), Senior Secured First Lien Initial Term Loan, 3M US L + 3.75%, 10/01/2021	$1,264,488	$1,246,153
		80,761,162

Beverage, Food and Tobacco - 5.88%
Candy Intermediate Holdings Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 4.50%, 06/15/2023	6,090,773	5,980,378
CEC Entertainment Inc, Senior Secured First Lien Term B Loan, 1M US L + 3.00%, 02/15/2021	3,928,753	3,904,611
Chobani LLC, Senior Secured First Lien Term B Loan, 3M US L + 3.50%, 10/07/2023(b)	7,452,877	7,527,405
CSM Bakery Solutions LLC, Senior Secured First Lien Term Loan, 3M US L + 4.00%, 07/03/2020(b)	3,884,683	3,810,233
Give & Go Prepared Foods Corp, Senior Secured First Lien Term Loan, 3M US L + 4.25%, 07/29/2023	6,691,176	6,799,908
NPC International Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 3.50%, 04/19/2024	857,503	867,956
NPC International Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.50%, 04/18/2025	3,254,237	3,309,152
Refresco Group N.V., Senior Secured First Lien USD Term Loan, 3M US L + 2.75%, 09/27/2024(b)	937,500	942,187
TKC Holdings Inc, Senior Secured First Lien Initial Term Loan, 2M US L + 4.25%, 02/01/2023	3,859,312	3,899,507
TKC Holdings Inc, Senior Secured Second Lien Initial Term Loan, 2M US L + 8.00%, 02/01/2024	1,838,854	1,864,139
Weight Watchers International Inc, Senior Secured First Lien Initial Tranche B-2 Term Loan, 3M US L + 3.25%, 04/02/2020	3,666,392	3,629,068
Winebow Holdings Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.50%, 01/03/2022(c)	2,387,283	2,232,110
		44,766,654

Capital Equipment - 2.38%
ASP MWI Merger Sub, Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.00%, 09/27/2024(b)	3,076,923	3,084,615
Duke Finance LLC, Senior Secured First Lien Term B Loan, 3M US L + 4.25%, 02/21/2024	2,743,125	2,763,699
Engineered Machinery Holdings Inc, Senior Secured First Lien Delayed Draw Term Loan, 3M US L + 3.25%, 07/25/2024	230,089	230,520
Engineered Machinery Holdings Inc, Senior Secured First Lien Term Loan, 3M US L + 3.25%, 07/19/2024	1,769,912	1,773,230
LTI Holdings Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 8.75%, 05/16/2025	3,000,000	3,011,250
Meter Readings Holding LLC, Senior Secured First Lien Initial Term Loan, 3M US L + 5.75%, 08/29/2023(c)	5,539,975	5,650,774
Robertshaw US Holding Corp, Senior Secured First Lien Initial Term Loan, 1M US L + 4.50%, 08/02/2024	1,608,040	1,626,131
		18,140,219

Chemicals, Plastics and Rubber - 1.71%
DuBois Chemicals Inc, Senior Secured First Lien Delayed Draw Term Loan, 3M US L + 1.00%, 03/15/2024	108,543	108,950
DuBois Chemicals Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 3.75%, 03/15/2024	1,512,543	1,518,215
Emerald Performance Materials LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 3.50%, 08/02/2021	1,746,526	1,759,258
Pinnacle Operating Corporation, Senior Secured First Lien 2017 Extended Term Loan, 3M US L + 7.25%, 11/15/2021	7,988,674	7,459,424
Tekni-Plex Inc, Senior Secured Second Lien Initial Term Loan, 3M US L + 7.75%, 06/01/2023(c)	2,141,827	2,147,182
		12,993,029

Construction and Building - 10.43%
American Bath Group LLC, Senior Secured First Lien Replacement Term Loan, 3M US L + 5.25%, 09/30/2023	8,827,444	8,882,615
American Bath Group LLC, Senior Secured Second Lien Term Loan, 3M US L + 9.75%, 09/30/2024(c)	600,000	601,500
Dayton Superior Corporation, Senior Secured First Lien Term Loan, 3M US L + 8.00%, 11/03/2021(c)	3,729,522	3,487,103
Dimora Brands Inc, Senior Secured First Lien Term Loan, 3M US L + 4.00%, 08/16/2024	5,128,205	5,166,667
Diversitech Holdings Inc, Senior Secured First Lien Term Loan, 3M US L + 3.50%, 06/03/2024	1,268,344	1,273,627

	Principal
	Amount	Value

Construction and Building (continued)
Forterra Finance LLC, Senior Secured First Lien Replacement Loan, 1M US L + 3.00%, 10/25/2023(b)	$10,103,144	$8,598,937
GYP Holdings III Corp, Senior Secured First Lien 2017 Incremental First Lien Term Loan, 3M US L + 3.00%, 04/01/2023	932,727	940,501
HNC Holdings Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 4.50%, 10/05/2023	2,262,694	2,285,321
Interior Logic Group Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 6.00%, 02/28/2024(c)	3,526,786	3,526,786
IPS Structural Adhesive Holdings Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 5.25%, 12/20/2023(b)(c)	7,840,438	7,948,244
IPS Structural Adhesive Holdings Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 9.50%, 12/14/2024(c)	2,250,000	2,250,000
LBM Borrower LLC, Senior Secured First Lien Tranche B Term Loan, 1M US L + 4.50%, 08/20/2022	8,256,444	8,337,564
LBM Borrower LLC, Senior Secured Second Lien Initial Term Loan, 1M US L + 9.25%, 08/20/2023	1,713,476	1,710,272
Morsco Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 7.00%, 10/31/2023	1,031,417	1,042,159
New Arclin US Holding Corp, Senior Secured First Lien Term Loan, 3M US L + 4.25%, 02/14/2024	5,525,419	5,577,247
Siteone Landscape Supply LLC, Senior Secured First Lien Term Loan, 1M US L + 3.50%, 04/29/2022	3,305,342	3,329,108
SRS Distribution Inc, Senior Secured First Lien Tranche B-4 Term Loan, 3M US L + 3.25%, 08/25/2022	7,328,439	7,403,262
SRS Distribution Inc, Senior Secured Second Lien 06/16 Term Loan, 3M US L + 8.75%, 02/24/2023	3,125,114	3,214,961
USS Ultimate Holdings Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 3.75%, 08/25/2024	2,280,702	2,308,264
VC GB Holdings Inc, Senior Secured First Lien Term Loan, 1M US L + 3.75%, 02/28/2024(c)	1,452,686	1,469,028
		79,353,166

Consumer Goods Durable - 4.25%
Al Aqua Merger Sub Inc, Senior Secured First Lien Term B1 Loan, 1M US L + 3.50%, 12/13/2023	2,861,438	2,877,533
Al Aqua Merger Sub Inc, Senior Secured Incremental Term B Loan, 3M US L + 3.50%, 12/13/2023	3,200,000	3,214,000
Apex Tool Group LLC, Senior Secured First Lien Term Loan, 1M US L + 3.25%, 01/31/2020(b)	5,943,219	5,794,639
Hayward Acquisition Corp, Senior Secured First Lien Term Loan, 1M US L + 3.50%, 08/05/2024	1,637,931	1,650,551
Hercules Achievement Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.50%, 12/13/2021	4,862,500	4,906,578
Hillman Group Inc (The), Senior Secured First Lien Initial Term Loan, 3M US L + 3.50%, 06/30/2021	1,477,099	1,483,872
MND Holdings III Corp, Senior Secured First Lien Term Loan, 3M US L + 4.50%, 06/19/2024(c)	692,708	701,800
Power Products LLC, Senior Secured First Lien Term B-1 Loan, 3M US L + 4.00%, 12/20/2022(c)	2,047,588	2,066,785
Recess Holdings Inc, Senior Secured First Lien Delayed Draw Term Loan, 3M US L + 3.75%, 09/18/2024(b)	5,726,190	5,776,295
Recess Holdings Inc, Senior Secured First Lien Term Loan, 3M US L + 3.75%, 09/18/2024(b)	773,810	780,580
Zodiac Pool Solutions LLC (f/k/a Piscine US Acquisition LLC), Senior Secured Repriced First Lien Term Loan, 3M US L + 4.00%, 12/20/2023	3,069,626	3,107,045
		32,359,678

Consumer Goods Non Durable - 2.31%
ABG Intermediate Holdings 2 LLC, Senior Secured First Lien Initial Term Loan, 3M US L + 3.50%, 09/27/2024(b)	3,157,895	3,173,684
Acosta Inc, Senior Secured First Lien Tranche B-1 Loan, 1M US L + 3.25%, 09/26/2021	1,600,000	1,422,000
Clover Merger Sub Inc, Senior Secured First Lien Term Loan, 3M US L + 3.50%, 09/15/2024(b)	7,518,797	7,442,030
Revlon Consumer Products Corporation, Senior Secured First Lien Initial Term B Loan, 1M US L + 3.50%, 09/07/2023(b)	3,157,895	2,837,511
Sally Holdings LLC, Senior Secured First Lien Term B-2 Loan, L+4.50%, 07/05/2024	2,666,667	2,668,333
		17,543,558

Containers, Packaging and Glass - 1.94%
Berlin Packaging LLC, Senior Secured Retired First Lien Term B Loan, 3M US L + 3.25%, 10/01/2021	1,854,174	1,865,383

	Principal
	Amount	Value

Containers, Packaging and Glass (continued)
Berlin Packaging LLC, Senior Secured Second Lien Initial Term Loan, 1M US L + 6.75%, 10/03/2022	$428,571	$430,446
Charter Nex US Inc, Senior Secured First Lien Term B-3 Loan, 1M US L + 3.25%, 05/16/2024	2,884,337	2,898,038
Consolidated Container Company LLC, Senior Secured First Lien initial Term Loan, 1M US L + 3.50%, 05/22/2024	2,080,925	2,097,832
IBC Capital Limited, Senior Secured Second Lien Term Loan, 3M US L + 7.00%, 09/09/2022(c)	2,310,794	2,206,808
Plaze Inc, Senior Secured First Lien Term Loan, 3M US L + 3.50%, 07/31/2022	1,481,471	1,494,434
Pregis Holding I Corporation, Senior Secured First Lien Initial Term Loan, 3M US L + 3.50%, 05/20/2021	2,466,281	2,470,906
ProAmpac PG Borrower LLC, Senior Secured First Lien Initial Loan, 3M US L + 4.00%, 11/20/2023	1,267,404	1,281,466
		14,745,313

Energy, Oil and Gas - 4.53%
Ascent Resources - Marcellus LLC, Senior Secured First Lien Term Loan, 1M US L + 4.25%, 08/04/2020(d)	6,996,764	5,232,914
Brock Holdings III Inc, Senior Secured Second Lien Initial Term Loan, 3M US L + 11.50%, 03/16/2018(c)	3,833,333	3,684,791
Chief Exploration & Development LLC, Senior Secured Second Lien Term Loan, 3M US L + 6.50%, 05/16/2021	752,941	738,590
Crestwood Holdings LLC, Senior Secured First Lien Tranche B-1 Term Loan, 1M US L + 8.00%, 06/19/2019	4,948,139	4,941,979
Jonah Energy Inc, Senior Secured Second Lien Initial Term Loan, 3M US L + 9.75%, 05/12/2021	7,246,575	7,248,858
Sheridan Investment Partners I LLC, Senior Secured First Lien Tranche B-2 Term Loan, 3M US L + 3.50%, 10/01/2019	3,100,480	2,632,307
Sheridan Production Partners I LLC, Senior Secured First Lien Deferred Principal Term Loan,:
3M US L + 0.00%, 10/01/2019(c)	9,732	7,452
3M US L + 0.00%, 10/01/2019(c)	120,242	92,069
Sheridan Production Partners I LLC, Senior Secured First Lien Term Loan, 3M US L + 0.00%, 10/01/2019(c)	15,933	12,200
Sheridan Production Partners I-A LP, Senior Secured First Lien Tranche B-2 Term Loan, 3M US L + 3.50%, 10/01/2019	410,839	348,802
Sheridan Production Partners I-M LP, Senior Secured First Lien Tranche B-2 Term Loan, 3M US L + 3.50%, 10/01/2019	250,943	213,051
Talos Production LLC, Senior Secured First Lien Bridge Loan, 3M US L + 11.00%, 04/03/2022(c)	2,000,000	1,900,000
Traverse Midstream Partners LLC, Senior Secured First Lien Advance Term Loan, 3M US L + 4.00%, 09/21/2024(b)	4,460,784	4,522,120
Utex Industries Inc, Senior Secured Second Lien New Term Loan, 1M US L + 7.25%, 05/23/2022	3,181,818	2,870,796
		34,445,929

Environmental Industries - 1.19%
EnergySolutions LLC, Senior Secured First Lien Advance Term Loan, 3M US L + 4.75%, 05/29/2020(c)	5,178,365	5,275,459
Infiltrator Water Technologies LLC, Senior Secured First Lien Term B-1 Loan, 3M US L + 3.50%, 05/27/2022	3,719,075	3,774,861
		9,050,320

Forest Products and Paper - 0.07%
W/S Packaging Group Inc, Senior Secured First Lien Term Loan, 3M US L + 4.00%, 08/09/2019	628,166	570,585

Healthcare and Pharmaceuticals - 19.71%
Alvogen Pharma US Inc, Senior Secured First Lien Term Loan, 1M US L + 5.00%, 04/01/2022	9,550,190	9,530,278
American Renal Holdings Inc, Senior Secured First Lien New Term Loan B, 3M US L + 3.25%, 06/14/2024	5,854,891	5,832,935
Amneal Pharmaceuticals LLC, Senior Secured First Lien Term B Loan, 3M US L + 3.50%, 11/01/2019	1,103,030	1,110,338
Arbor Pharmaceuticals LLC, Senior Secured First Lien Initial Term Loan, 3M US L + 5.00%, 07/05/2023	4,985,635	5,060,420
ATI Holdings Acquisition Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.50%, 05/10/2023	1,988,322	2,011,933
Avantor, Inc, Senior Secured First Lien Term Loan, 3M US L + 4.00%, 09/20/2024(b)	8,223,684	8,257,977

	Principal
	Amount	Value

Healthcare and Pharmaceuticals (continued)
BioClinica-Clinverse Holdings Corp, Senior Secured First Lien Initial Term Loan, 3M US L + 4.25%, 10/20/2023	$3,797,391	$3,742,804
BioClinica-Clinverse Holdings Corp, Senior Secured Second Lien Initial Term Loan, 3M US L + 8.25%, 10/04/2024	3,157,898	3,101,656
Certara Holdco Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.00%, 08/15/2024(c)	675,000	682,594
CHG Healthcare Services Inc, Senior Secured First Lien Term B Loan, 3M US L + 3.25%, 06/07/2023	4,077,195	4,121,616
Concordia Healthcare Corp, Senior Secured First Lien Dollar Term Loan, 1M US L + 4.25%, 10/21/2021	5,264,720	4,092,003
Covenant Surgical Partners, Inc, Senior Secured First Lien Delayed Draw Loan, 3M US L + 4.75%, 09/27/2024(b)	519,231	517,933
Covenant Surgical Partners, Senior Secured First Lien Term Loan, 3M US L + 4.75%, 09/27/2024(b)	1,730,769	1,726,442
CPI Holdco LLC, Senior Secured Closing Date Term Loan, 3M US L + 4.00%, 03/21/2024	1,695,623	1,712,579
CT Technologies Intermediate Holdings Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 4.25%, 12/01/2021	2,963,475	2,970,884
Endo Finance Co (Endo Luxembourg Finance Co. I S.a.r.l), Senior Secured First Lien Initial Term Loan, 1M US L + 4.25%, 04/29/2024	10,903,707	11,026,374
Equian Buyer Corp (Fka Aeneas Buyer Corp), Senior Secured Delayed Draw Term Loan, 3M US L + 3.75%, 05/20/2024	1,086,884	1,103,188
Equian Buyer Corp (Fka Aeneas Buyer Corp), Senior Secured First Lien Initial Term Loan, 3M US L + 3.75%, 05/20/2024	3,988,010	4,047,831
Greenway Health LLC, Senior Secured First Lien Term Loan, 3M US L + 4.25%, 02/16/2024	3,095,690	3,111,168
Horizon Pharma Inc, Senior Secured First Lien Second Amendment Refinancing Term Loan, 1M US L + 3.75%, 03/29/2024	2,194,853	2,218,173
Immucor Inc, Senior Secured First Lien Term B-3 Loan, 1M US L + 5.00%, 06/15/2021	345,288	350,792
Lanai Holdings III Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.75%, 08/29/2022	5,356,969	5,206,305
Midwest Physician Administrative Services LLC, Senior Secured Second Lien Initial Term Loan,:
3M US L + 3.00%, 08/15/2024	1,726,619	1,728,786
3M US L + 7.00%, 08/15/2025(c)	2,560,000	2,566,400
Netsmart Technologies Inc, Senior Secured First Lien Term C-1 Loan, 3M US L + 4.50%, 04/19/2023(c)	5,644,073	5,721,679
nThrive Inc, Senior Secured First Lien Term B-2 Loan, 1M US L + 4.50%, 10/20/2022	6,460,133	6,488,396
Onex Carestream Finance LP, Senior Secured First Lien Term Loan, 3M US L + 4.00%, 06/07/2019	618,148	619,694
Onex Carestream Finance LP, Senior Secured Second Lien Term Loan, 3M US L + 8.50%, 12/09/2019	11,787,390	11,578,635
Onex Schumacher Finance LP, Senior Secured First Lien Initial Term Loan, 1M US L + 4.00%, 07/29/2022	5,465,893	5,472,725
Ortho Clinical Diagnostics Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.75%, 06/30/2021	1,652,360	1,659,936
Packaging Coordinators Midco Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.00%, 06/30/2023	5,161,106	5,164,331
Phoenix Merger Sub, Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.50%, 09/26/2024(b)	3,840,000	3,867,590
Press Ganey Holdings Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.25%, 10/21/2024	2,500,000	2,550,000
Project Ruby Ultimate Parent Corp, Senior Secured First Lien Closing Date Term Loan, 1M US L + 3.75%, 02/09/2024	1,500,858	1,512,430
Sterigenics-Nordion Holdings LLC, Senior Secured First Lien New Term B Loan, 1M US L + 3.00%, 05/16/2022	1,333,992	1,337,327
Stratose Intermediate Holdings II LLC, Senior Secured First Lien Term Loan, 1M US L + 3.25%, 06/22/2023	2,336,486	2,359,851
U.S. Anesthesia Partners Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 3.25%, 06/23/2024	5,856,881	5,831,286
U.S. Renal Care Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.25%, 12/30/2022	7,193,336	6,982,931
UIC Merger Sub Inc, Senior Secured First Lien Term Loan, 3M US L + 3.25%, 08/30/2024	1,433,692	1,436,832
UIC Merger Sub Inc, Senior Secured Second Lien Term Loan, 3M US L + 7.00%, 08/28/2025	1,473,214	1,497,154
		149,912,206

	Principal
	Amount	Value

High Tech Industries - 25.38%
Aerial Merger Sub Inc (Neustar), Senior Secured First Lien Term B2 Loan, 3M US L + 3.75%, 08/08/2024	$2,857,143	$2,885,114
Aerial Merger Sub Inc, Senior Secured First Lien Term B Loan, 3M US L + 3.25%, 01/08/2020	1,472,421	1,488,375
Aspect Software Inc, Senior Secured First Lien Exit Term Loan, 1M US L + 10.00%, 05/25/2020	12,480,704	12,355,897
CompuCom Systems Inc, Senior Secured First Lien Term Loan, 1M US L + 3.25%, 05/11/2020	8,411,848	7,418,241
Compuware Corporation, Senior Secured First Lien Tranche B-3 Term Loan, 1M US L + 4.25%, 12/15/2021	8,155,235	8,257,175
Compuware Corporation, Senior Secured Second Lien Term Loan, 1M US L + 8.25%, 12/15/2022	919,510	929,280
CPI Acquisition Inc, Senior Secured First Lien Term Loan, 3M US L + 4.50%, 08/17/2022	6,316,126	4,568,675
CPI International Inc, Senior Secued Second Lien Term Loan, 1M US L + 7.25%, 07/25/2025	1,045,752	1,050,327
CPI International Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 3.50%, 07/26/2024	2,358,491	2,361,450
Cypress Semiconductor Corp, Senior Secured First Lien 2016 Incremental Term Loan, 1M US L + 2.75%, 07/05/2021	3,746,479	3,775,758
Digicert Holdings, Inc, Senior Secured First Lien Term B Loan, 3M US L + 4.75%, 09/20/2024(b)	10,400,000	10,517,000
Digicert Holdings, Inc, Senior Secured Second Lien Term Loan, 3M US L + 8.00%, 09/19/2025(b)	5,000,000	5,055,225
Epicor Software Corporation, Senior Secured First Lien Term B Loan, 1M US L + 3.75%, 06/01/2022	5,558,784	5,577,017
Exact Merger Sub LLC, Senior Secured First Lien Term Loan, 3M US L + 4.25%, 09/19/2024(b)	7,222,222	7,253,819
Flexera Software LLC, Senior Secured Second Lien Term Loan, 3M US L + 7.00%, 04/02/2021	2,800,000	2,803,500
Hyland Software Inc, Senior Secured First Lien Term Loan, 1M US L + 3.25%, 07/01/2022	1,346,016	1,361,017
Hyland Software Inc, Senior Secured Second Lien Initial Loan, 1M US L + 7.00%, 07/07/2025	1,104,294	1,130,521
Idera Inc, Senior Secured First Lien Delayed Draw Term Loan, 3M US L + 5.00%, 06/27/2024	1,004,545	1,012,080
Idera Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 5.00%, 06/28/2024	5,481,716	5,522,829
Informatica Corporation, Senior Secured First Lien Dollar Term Loan, 3M US L + 3.50%, 08/05/2022	3,625,978	3,634,082
Ivanti Software Inc, Senior Secured First Lien Term Loan, 1M US L + 4.25%, 01/22/2024	6,027,435	5,889,287
Ivanti Software Inc, Senior Secured Second Lien Term Loan, 1M US L + 9.00%, 01/20/2025	6,000,000	5,898,780
Mcafee, LLC, Senior Secured First Lien Closing Date Term Loan, 3M US L + 4.50%, 09/27/2024(b)	13,000,000	13,076,375
MH Sub I LLC, Senior Secured First Lien Term Loan, 3M US L + 3.75%, 09/15/2024	7,518,797	7,490,601
P2 Upstream Acquisition Co, Senior Secured First Lien Term Loan, 3M US L + 4.00%, 10/30/2020	4,125,000	4,027,031
Pomeroy Group LLC, Senior Secured First Lien Initial Term Loan, 3M US L + 6.00%, 11/30/2021(c)	2,468,593	2,419,221
Project Alpha Intermediate Holding Inc, Senior Secured First Lien Term Loan, 3M US L + 3.50%, 04/26/2024	10,202,835	9,989,239
Project Leopard Holdings Inc, Senior Secured First Lien Term Loan, 3M US L + 5.50%, 07/07/2023(c)	2,777,778	2,812,500
Quest Software US Holdings Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 6.00%, 10/31/2022	7,612,834	7,736,543
Ramundsen Public Sector LLC, Senior Secured First Lien Term Loan, 3M US L + 4.25%, 02/01/2024	1,312,088	1,321,929
Rocket Software Inc, Senior Secured First Lien Term Loan, 3M US L + 4.25%, 10/13/2023	6,214,154	6,294,161
Silverback Merger Sub Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.00%, 08/21/2024	2,028,169	2,037,042
SMS Systems Maintenance Services Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 5.00%, 10/30/2023	5,761,259	5,631,630
SolarWinds Holdings Inc, Senior Secured First Lien 2017 Refinancing Term Loan 1M US L + 3.50%, 02/03/2023	7,669,576	7,703,130
Sophia LP, Senior Secured First Lien Term B Loan, 3M US L + 3.25%, 09/30/2022	4,716,520	4,717,629
Sybil Software LLC, Senior Secured First Lien Initial Refinancing Dollar Term Loan, 3M US L + 3.25%, 09/30/2023	4,290,669	4,315,491
Synchronoss Technologies Inc, Senior Secured Initial Term Loan, 1M US L + 4.50%, 01/19/2024	3,154,318	2,991,871
TIBCO Software Inc, Senior Secured First Lien Term B-1 Loan, 1M US L + 3.50%, 12/04/2020	2,958,955	2,973,380
Verint Systems Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 2.25%, 06/28/2024	2,314,385	2,322,104
Veritas US Inc, Senior Secured First Lien Term Loan B Facility, 3M US L + 4.50%, 01/27/2023	4,389,706	4,438,629
		193,043,955

	Principal
	Amount	Value

Hotels, Gaming and Leisure - 2.20%
AP Gaming I LLC, Senior Secured First Lien Term B Loan, 1M US L + 5.50%, 02/15/2024	$8,687,903	$8,872,521
CWGS Group LLC, Senior Secured First Lien Term Loan, 3M US L + 3.75%, 11/08/2023	488,615	491,721
Cyan Blue Holdco 3 Limited, Senior Secured First Lien Term B Loan, 3M US L + 3.50%, 07/26/2024	2,793,000	2,811,322
Scientific Games International Inc, Senior Secured First Lien B-4 Term Loan, 3M US L + 3.25%, 08/14/2024	4,538,095	4,551,573
		16,727,137

Media Broadcasting and Subscription - 0.68%
Sable International Finance Limited (Cable and Wireless), Senior Secured First Lien Term B-3 Loan, 1M US L + 3.50%, 01/31/2025	5,217,261	5,174,453

Metals and Mining - 2.21%
Canam Steel Corporation, Senior Secured First Lien Closing Date Term Loan, 3M US L + 5.50%, 06/29/2024(c)	8,312,500	8,343,672
Fairmount Santrol Inc, Senior Secured First Lien Tranche B-2 Term Loan, 1M US L + 3.50%, 09/05/2019	5,806,747	5,766,825
Murray Energy Corporation, Senior Secured First Lien Term B-2 Non-PIK Loan, 3M US L + 7.25%, 04/16/2020	2,956,610	2,720,746
		16,831,243

Retail - 1.77%
Apro LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 4.00%, 08/08/2024	2,440,678	2,463,559
Ascena Retail Group Inc, Senior Secured First Lien Tranche B Term Loan, 1M US L + 4.50%, 08/19/2022	3,152,269	2,582,244
Fairway Group Acquisition Company, Senior Secured First Lien First Out Non-PIK Term Loan, 3M US L + 12.00%, 01/03/2020(c)	955,106	950,331
Fairway Group Acquisition Company, Senior Secured First Lien Last Out Non-PIK Term Loan, 3M US L + 10.00%, 01/03/2020(c)	625,728	250,291
Fairway Group Holdings Corp, Senior Secured First Lien Subordinated Non-PIK Term Loan, 3M US L + 11.00%, 10/04/2021(c)	548,986	219,594
FullBeauty Brands Holdings Corp, Senior Secured First Lien Term Loan, 3M US L + 4.75%, 10/14/2022(b)	2,519,775	1,886,682
Neiman Marcus Group Ltd LLC, Senior Secured First Lien Other Term Loan, 1M US L + 3.25%, 10/25/2020	2,312,777	1,730,142
Petco Animal Supplies Inc, Senior Secured First Lien Second Amendment Term Loan, 3M US L + 3.00%, 01/26/2023	1,585,486	1,313,314
Pier 1 Imports (US) Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.50%, 04/30/2021	2,015,625	1,942,559
Sports Authority (The), Senior Secured First Lien Term B Loan, 3M US L + 0.00%, 11/16/2017(d)	2,501,540	125,077
		13,463,793

Services - Business - 14.52%
Advantage Sales & Marketing Inc, Senior Secured First Lien Incremental Term B-2 Loan, 3M US L + 3.25%, 07/25/2021	2,600,000	2,457,013
Advantage Sales & Marketing Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 6.50%, 07/25/2022(b)	8,343,283	7,556,929
Allied Universal Holdco LLC, Senior Secured First Lien Initial Term Loan, 3M US L + 3.75%, 07/28/2022	4,728,000	4,723,579
AqGen Ascensus Inc, Senior Secured First Lien Replacement Term Loan, 3M US L + 4.00%, 12/05/2022	734,760	741,652
BMC Software Finance Inc, Senior Secured First Lien Initial B-1 US Term Loan, 1M US L + 4.00%, 09/10/2022	1,746,794	1,758,349
Crossmark Holdings Inc, Senior Secured First Lien Term Loan, Series 0000, 3M US L + 3.50%, 12/20/2019	7,820,861	5,332,145
Crossmark Holdings Inc, Senior Secured Second Lien Term Loan, 3M US L + 7.50%, 12/21/2020	4,000,000	1,600,000
DTI Holdco Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 5.25%, 10/02/2023	10,916,757	10,493,732
FHC Health Systems Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 4.00%, 12/23/2021	179,416	175,454
FR Dixie Acquisition Corp, Senior Secured First Lien Initial Term Loan, 3M US L + 4.75%, 12/18/2020	5,065,790	3,292,763

	Principal
	Amount	Value

Services - Business (continued)
GlobalLogic Holdings Inc, Senior Secured First Lien Closing Date Term Loan, 3M US L + 4.50%, 06/20/2022(c)	$7,561,394	$7,608,652
Information Resources Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 4.25%, 01/18/2024	6,789,702	6,866,086
Information Resources Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 8.25%, 01/20/2025	5,500,000	5,510,313
Inmar Inc, Senior Secured First Lien Initial Term Loan, 2M US L + 3.50%, 05/01/2024	5,148,387	5,153,741
Inmar Inc, Senior Secured Second Lien Initial Term Loan, 2M US L + 8.00%, 05/01/2025	3,786,982	3,808,284
LD Intermediate Holdings Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 5.875%, 12/09/2022	5,887,500	5,541,609
Neff Rental LLC, Senior Secured Second Lien Closing Date Term Loan, 3M US L + 6.25%, 06/09/2021	5,919,083	5,937,580
Sedgwick Claims Management Services Inc, Senior Secured Second Lien Incremental Term Loan, 3M US L + 5.75%, 02/28/2022	8,481,132	8,576,545
Sedgwick Claims Management Services Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 5.75%, 02/28/2022	1,267,677	1,282,730
SurveyMonkey Inc, Senior Secured First Lien Term Loan, 3M US L + 4.50%, 04/13/2024(c)	9,280,777	9,350,382
Transaction Network Services, Senior Secured First Lien Initial Term Loan, 1M US L + 4.00%, 02/14/2020	951,553	955,864
Travel Leaders Group LLC, Senior Secured First Lien Term B Loan, 3M US L + 4.50%, 01/25/2024	900,000	913,505
TravelCLICK Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.75%, 11/08/2021(c)	5,530,303	5,557,955
TRC Companies Inc, Senior Secured First Lien Term Loan, 1M US L + 4.00%, 05/24/2024	4,814,516	4,855,151
TruGreen LP, Senior Secured First Lien Term Loan, 1M US L + 4.00%, 04/13/2023(c)	368,098	373,160
		110,423,173

Services - Consumer - 3.98%
American Residential Services LLC, Senior Secured First Lien Term Loan, 1M US L + 4.00%, 06/30/2022	3,071,620	3,083,154
Big Jack Holdings LP, Senior Secured First Lien Term Loan B, 1M US L + 4.25%, 03/20/2024(c)	1,982,210	1,994,599
KUEHG Corp, Senior Secured First Lien Term B-2 Loan, 3M US L + 3.75%, 08/12/2022	4,737,813	4,731,914
KUEHG Corp, Senior Secured Second Lien Initial Term Loan, 1M US L + 8.25%, 08/15/2025	9,110,000	9,110,000
NVA Holdings Inc, Senior Secured Second Lien Term Loan, 3M US L + 7.00%, 08/14/2022	5,250,811	5,296,756
Red Lobster Management LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 5.25%, 07/28/2021(c)	1,066,219	1,084,878
Renaissance Learning Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.75%, 04/09/2021	2,722,807	2,744,930
Spin Holdco Inc, Senior Secured First Lien Term B-1 Loan, 2M US L + 3.75%, 11/14/2022	2,195,122	2,207,744
		30,253,975

Telecommunications - 8.01%
Alorica Inc, Senior Secured First Lien Term B Loan, 1M US L + 3.75%, 06/30/2022	2,697,303	2,717,532
Centurylink Inc, Senior Secured First Lien Term B Loan, 3M US L + 2.75%, 01/31/2025	9,198,857	8,928,641
Cologix Holdings Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.00%, 03/20/2025	5,421,805	5,485,077
Digicel International Finance Limited, Senior Secured First Lien Term Loan, 3M US L + 3.75%, 05/27/2024	2,874,252	2,889,974
Frontier Communications Corporation, Senior Secured First Lien Term B-1 Loan, 1M US L + 3.75%, 06/17/2024	882,000	840,110
Greeneden US Holdings II LLC, Senior Secured First Lien Tranche B-2 Dollar Term Loan, 3M US L + 3.75%, 12/01/2023	1,538,669	1,551,587
Masergy Holdings Inc, Senior Secured First Lien 2017 Replacement Term Loan, 3M US L + 3.75%, 12/15/2023(c)	1,538,760	1,550,300
Masergy Holdings Inc, Senior Secured Second Lien Initial Term Loan, 3M US L + 8.50%, 12/16/2024	1,500,000	1,518,750
Mitel US Holdings, Inc, Senior Secured First Lien Term B Term Loan, 3M US L + 3.75%, 09/21/2023(b)	3,117,647	3,135,184
Peak 10 Holding Corporation, Senior Secured First Lien Term Loan, 3M US L + 3.50%, 08/01/2024	3,636,364	3,644,691
Peak 10 Holding Corporation, Senior Secured Second Lien Term Loan, 3M US L + 7.25%, 08/01/2025	3,857,143	3,887,672
Tierpoint LLC, Senior Secured First Lien Term Loan, 1M US L + 3.75%, 05/06/2024	7,255,416	7,297,715

	Principal
	Amount	Value

Telecommunications (continued)
Vertiv Group Corporation, Senior Secured First Lien Term B Loan, 1M US L + 4.00%, 11/30/2023	$10,490,781	$10,586,929
Windstream Services LLC, Senior Secured First Lien New Tranche B-6 Term Loan, 1M US L + 4.00%, 03/29/2021	7,642,487	6,859,132
		60,893,294

Transportation Cargo - 0.27%
REP WWEX Acquisition Parent LLC, Senior Secured First Lien Term Loan, 3M US L + 4.50%, 02/03/2024	2,060,410	2,065,561

Transportation Consumer - 2.42%
Air Medical Group Holdings Inc, Senior Secured First Lien 2016 New Term Loan, 1M US L + 4.00%, 04/28/2022	1,911,300	1,912,256
Air Medical Group Holdings Inc, Senior Secured First Lien Term B Loan, 3M US L + 4.25%, 09/26/2024(b)	10,000,000	10,009,400
Lineage Logistics LLC, Senior Secured First Lien Term Loan, 1M US L + 3.50%, 04/07/2021	6,491,498	6,514,835
		18,436,491

Utilities Electric - 3.78%
Chief Power Finance LLC, Senior Secured First Lien Term B Advance Loan, 1M US L + 4.75%, 12/31/2020	4,805,168	3,105,340
Exgen Texas Power LLC, Senior Secured First Lien Term Loan Non-PIK, 3M US L + 4.75%, 09/20/2021	6,270,862	3,448,974
Granite Acquisition Inc, Senior Secured Second Lien Term B Loan, 3M US L + 7.25%, 12/19/2022	5,742,624	5,764,159
Green Energy Partners / Stonewall LLC, Senior Secured First Lien Term B-1 Conversion Advance Loan, 3M US L + 5.50%, 11/13/2021(c)	1,601,000	1,520,950
Panda Liberty LLC, Senior Secured First Lien Construction B-1 Facility Term Loan, 3M US L + 6.50%, 08/21/2020	6,830,004	6,108,619
Panda Patriot LLC (fka Moxie Patriot LLC), Senior Secured First Lien Construction B-1 Facility Term Loan, 3M US L + 5.75%, 12/18/2020	449,759	420,525
Pike Corp, Senior Secured First Lien Initial Term Loan, 1M US L + 3.50%, 09/20/2024	3,254,872	3,300,652
Sandy Creek Energy Associates LP, Senior Secured First Lien Term Loan, 3M US L + 4.00%, 11/09/2020	6,181,545	5,065,004
		28,734,223

Wholesale - 0.96%
Staples Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.00%, 08/15/2024	7,307,692	7,283,540

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $1,048,710,440)		1,034,225,138

CORPORATE BONDS - 27.64%
Banking, Finance, Insurance and Real Estate - 4.92%
AssuredPartners Inc, Senior Unsecured Bond, 7.000%, 08/15/2025(e)	4,545,000	4,664,306
Fly Leasing Limited, Senior Unsecured Bond,:
6.750%, 12/15/2020	500,000	521,875
6.375%, 10/15/2021	2,100,000	2,202,375
Hockey Merger Sub 2 Inc, Senior Unsecured Bond, 7.875%, 10/01/2021(e)	4,000,000	4,170,000
HUB International Ltd, Senior Unsecured Bond, 8.125%, 07/15/2019(e)(f)	7,500,000	7,532,812
Onex York Acquisition Co, Senior Unsecured Bond, 8.500%, 10/01/2022(e)	12,200,000	12,078,000
Solera LLC / Solera Finance, Senior Unsecured Bond, 10.500%, 03/01/2024(e)	5,450,000	6,231,803
		37,401,171

Beverage, Food and Tobacco - 1.92%
CEC Entertainment Inc, Senior Unsecured Bond, 8.000%, 02/15/2022	1,369,000	1,427,182
PF Chang's China Bistro Inc, Senior Unsecured Bond, 10.250%, 06/30/2020(e)	13,415,000	13,180,238
		14,607,420

Capital Equipment - 0.90%
Diebold Inc, Senior Unsecured Bond, Series WI, 8.500%, 04/15/2024	1,500,000	1,631,655
Hardwoods Acquisition Inc, Senior Secured Bond, 7.500%, 08/01/2021(e)	3,211,000	2,986,230

	Principal
	Amount	Value

Capital Equipment (continued)
NWH Escrow Corp, Senior Secured Bond, 7.500%, 08/01/2021(e)	$2,418,000	$2,206,425
		6,824,310

Chemicals, Plastics and Rubber - 0.23%
Pinnacle Operating Corporation, Senior Secured Bond, 9.000%, 11/15/2020(e)	2,000,000	1,715,000

Construction and Building - 4.32%
Builders FirstSource Inc, Senior Unsecured Bond, 10.750%, 08/15/2023(e)	4,697,000	5,378,065
FBM Finance Inc, Senior Secured Bond, 8.250%, 08/15/2021(e)	4,320,000	4,644,000
Great Lakes Dredge & Dock Corp, Senior Unsecured Bond, Series WI, 8.000%, 05/15/2022	5,874,000	6,123,645
PriSo Acquisition Corp / Building Pro, Senior Unsecured Bond, 9.000%, 05/15/2023(e)	13,060,000	13,941,550
Zachry Holdings Inc, Senior Unsecured Bond, 7.500%, 02/01/2020(e)	2,700,000	2,794,500
		32,881,760

Consumer Goods Durable - 0.17%
Hillman Group Inc (The), Senior Unsecured Bond, 6.375%, 07/15/2022(e)	1,300,000	1,300,000

Containers, Packaging and Glass - 1.14%
ARD Finance SA, Senior Unsecured Bond, 7.125%, 09/15/2023(f)	1,600,000	1,712,000
Coveris Holdings SA, Senior Unsecured Bond, 7.875%, 11/01/2019(e)	6,454,000	6,389,460
Reynolds GRP ISS / Reynold, Senior Unsecured Bond, 7.000%, 07/15/2024(e)	560,000	597,450
		8,698,910

Containters, Packaging and Glass - 0.07%
Flex Acquisition Co Inc, Senior Unsecured Bond, 6.875%, 01/15/2025(e)	524,000	544,960

Energy, Oil and Gas - 1.42%
Calumet Specialty Prod, Senior Unsecured Bond, 7.750%, 04/15/2023	6,600,000	6,468,000
Comstock Resources Inc, Senior Unsecured Bond,:
7.750%, 04/01/2019(f)	1,044,347	845,921
10.000%, 03/15/2020(f)	2,250,000	2,250,000
CSI Compressco LP / CSI Compressco Finance Inc, Senior Unsecured Bond, 7.250%, 08/15/2022	800,000	744,000
Ridgeback Resources Inc, Senior Unsecured Bond, 12.000%, 12/21/2021(c)	486,000	486,000
		10,793,921

Environmental Industries - 0.18%
GFL Environmental Inc, Senior Unsecured Bond, 9.875%, 02/01/2021(e)	1,292,000	1,383,732

Forest Products and Paper - 0.43%
Tembec Industries Inc, Senior Secured Bond, 9.000%, 12/15/2019(e)	3,151,000	3,242,379

Healthcare and Pharmaceuticals - 3.38%
Avantor, Inc, Senior Unsecured Bond, 9.000%, 10/01/2025(e)	10,000,000	10,237,500
Endo Finance Co (Endo Luxembourg Finance Co. I S.a.r.l), Senior Unsecured Bond, 5.875%, 10/15/2024(e)	763,000	803,057
InVentiv Group Holdings Inc, Senior Unsecured Bond, 7.500%, 10/01/2024(e)	562,000	626,630
Surgery Center Holdings Inc, Senior Unsecured Bond, 8.875%, 04/15/2021(e)	5,500,000	5,788,750
Tenet Healthcare Corp, Senior Unsecured Bond, 7.000%, 08/01/2025(e)	5,714,000	5,385,445
Valeant Pharmaceuticals International Inc, Senior Unsecured Bond,:
6.500%, 03/15/2022(e)	1,387,000	1,466,752
7.000%, 03/15/2024(e)	1,293,000	1,380,278
		25,688,412

High Tech Industries - 3.43%
BMC Software Inc, Senior Unsecured Bond, 7.250%, 06/01/2018	3,578,000	3,680,867
Boxer Parent Co Inc, Senior Unsecured Bond, 9.000%, 10/15/2019(e)(f)	6,000,000	6,007,500
Global A&T Electronics, Senior Unsecured Bond, 10.000%, 02/01/2019(d)(e)	6,000,000	5,085,000
Infor US Inc, Senior Unsecured Bond, 6.500%, 05/15/2022	4,250,000	4,427,948
Riverbed Technology Inc, Senior Unsecured Bond, 8.875%, 03/01/2023(e)	7,166,000	6,852,488
		26,053,803

	Principal
	Amount	Value

Hotels, Gaming and Leisure - 1.21%
Mood Media Borrower LLC, Senior Unsecured Second Lien Notes, 6M US L + 14.00%, 06/28/2024(a)(c)	$4,925,000	$4,925,000
Scientific Games Corporation, Senior Secured Bond, 7.000%, 01/01/2022(e)	4,060,000	4,318,825
		9,243,825

Media Advertising, Printing and Publishing - 0.91%
McGraw-Hill Global Education, Senior Unsecured Bond, 7.875%, 05/15/2024(e)	2,820,000	2,791,800
Southern Graphics Inc, Senior Unsecured Bond, 8.375%, 10/15/2020(e)	4,034,000	4,109,638
		6,901,438

Media Broadcasting and Subscription - 1.27%
Cablevision Systems Corp, Senior Unsecured Bond, 8.000%, 04/15/2020	4,600,000	5,111,750
Cequel Communications Holdings I, Senior Unsecured Bond,:
6.375%, 09/15/2020(e)	3,912,000	4,004,910
5.125%, 12/15/2021(e)	500,000	511,250
		9,627,910

Retail - 0.14%
Nine West Holdings Inc, Senior Unsecured Bond, 8.250%, 03/15/2019(e)	5,600,000	1,064,000

Services - Business - 0.42%
Infinity ACQ LLC / FI Corp, Senior Unsecured Bond, 7.250%, 08/01/2022(e)	3,250,000	3,193,125

Telecommunications - 0.92%
Avaya Inc, Senior Secured Bond, 7.000%, 04/01/2019(d)(e)	1,291,000	1,097,350
Digicel Limited, Senior Unsecured Bond, 6.000%, 04/15/2021(e)	2,250,000	2,204,752
Frontier Communications, Senior Unsecured Bond,:
10.500%, 09/15/2022	750,000	656,250
7.125%, 01/15/2023	4,000,000	3,080,000
		7,038,352

Transportation Consumer - 0.26%
Air Canada, Senior Unsecured Bond, 7.750%, 04/15/2021(e)	1,750,000	1,999,375

TOTAL CORPORATE BONDS
(Cost $209,719,264)		210,203,803

	Shares
COMMON STOCK - 2.04%
Energy, Oil and Gas - 1.55%
Ridgeback Resources Inc(c)(g)	1,201,345	$7,317,349
SandRidge Energy Inc(g)	135,154	2,715,244
TE Holdings LLC (Templar), Class A(c)(g)	197,643	592,927
Titan Energy LLC(g)	29,318	131,931
Total Safety Holdings LLC(g)	2,951	1,047,605
		11,805,056

Hotels, Gaming and Leisure - 0.49%
Mood Media Corporation(c)(g)	3,709,356	3,709,356

TOTAL COMMON STOCK
(Cost $35,293,388)		15,514,412

PREFERRED STOCK - 0.16%
Energy, Oil and Gas - 0.16%
TE Holdings LLC (Templar)(c)(g)	131,013	1,244,620

TOTAL PREFERRED STOCK
(Cost $1,310,126)		1,244,620

	Principal
	Shares
Energy, Oil and Gas (continued)

WARRANTS - 0.01%
Energy, Oil and Gas - 0.01%
Comstock Resources Inc,
expires 9/2/2018 at $0.01(g)	8,250	$50,160

TOTAL WARRANTS
(Cost $–)		50,160

Total Investments - 165.82%
(Cost $1,295,033,218)		1,261,238,133

Liabilities in Excess of Other Assets - (10.86)%		(82,622,969)

Mandatory Redeemable Preferred Shares - (5.92)%
(liquidation preference plus distributions payable on term preferred shares)		(45,000,000)

Leverage Facility - (49.04)%		(373,000,000)

Net Assets - 100.00%		$760,615,164

Amounts above are shown as a percentage of net assets as of September 30, 2017.

Investment Abbreviations:
LIBOR - London Interbank Offered Rate

Libor Rates:
1M US L - 1 Month LIBOR as of September 30, 2017 was 1.23%
2M US L - 2 Month LIBOR as of September 30, 2017 was 1.27%
3M US L - 3 Month LIBOR as of September 30, 2017 was 1.33%
6M US L - 6 Month LIBOR as of September 30, 2017 was 1.51%

(a)
Floating or variable rate security.  The reference rate is described above.  The rate in effect as of September 30, 2017 is based on the reference rate plus the displayed spread as of the security's last reset date.

(b)
All or a portion of this position has not settled as of September 30, 2017. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.

(c)	The level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(d)	Security is in default as of period end and is therefore non-income producing.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $163,909,335, which represented approximately 21.55% of net assets as of September 30, 2017. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.

(f)	Option to convert to pay-in-kind security.
(g)
Floating or variable rate security.  The reference rate is described above.  The Rate in effect as of September 30, 2017 is based on the reference rate plus the displayed spread as of the security's last reset date.

(h)	Non-income producing security.

NOTE 1. ORGANIZATION

Blackstone / GSO Strategic Credit Fund (the “Fund” or “BGB”) is a diversified, closed-end management investment company. BGB was organized as a Delaware statutory trust on March 28, 2012. BGB was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on April 6, 2012. BGB commenced operations on September 26, 2012. Prior to that date, BGB had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BGB to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as BGB’s investment adviser. BGB’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BGB.”

BGB’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. The Fund will seek to achieve its investment objectives by investing primarily in a diversified portfolio of loans and other fixed income instruments of predominantly U.S. corporate issuers, including first and second lien secured loans (‘‘Senior Secured Loans’’ or “Loans”) and high yield corporate bonds of varying maturities. Under normal market conditions, at least 80% of BGB’s assets will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics.

BGB will dissolve on or about September 15, 2027, absent shareholder approval to extend such term. Upon dissolution, BGB will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities of the Fund. Pursuant to BGB’s Agreement and Declaration of Trust, prior to the date of dissolution a majority of the Board of Trustees, with the approval of a majority of the outstanding voting securities entitled to vote (as defined in the 1940 Act), may extend the life of BGB. If approved, the dissolution date of the Fund may be extended by a period of two years or such shorter time as may be determined. However, the dissolution date of the Fund may be extended an unlimited number of times.

BGB was previously classified as a non-diversified investment company for purposes of the 1940 Act. As a result of ongoing operations, BGB is now classified as a diversified company as of September 25, 2015. This means that with respect to 75% of the Fund’s total assets, no more than 5% of the Fund’s total assets may be invested in any one issuer, excepting cash and cash items, U.S. government securities and securities of other investment companies. BGB may not resume operating in a non-diversified manner without first obtaining shareholder approval in accordance with the 1940 Act.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of its financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material. BGB is considered an investment company for financial reporting purposes under GAAP.

Portfolio Valuation: BGB’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by BGB’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Corporate bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (“Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Fair Valued Asset Committee to the Board at each regularly scheduled quarterly meeting.

Various inputs are used to determine the value of BGB’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs. The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instruments and does not necessarily correspond to BGB’s perceived risk of investing in those securities.

The following table summarizes the valuation of BGB’s investments under the fair value hierarchy levels as of September 30, 2017:

Blackstone / GSO Strategic Credit Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Automotive	$–	$17,135,047	$7,405,903	$24,540,950
Banking, Finance, Insurance and Real Estate	–	71,605,823	9,155,339	80,761,162
Beverage, Food and Tobacco	–	42,534,544	2,232,110	44,766,654
Capital Equipment	–	12,489,445	5,650,774	18,140,219
Chemicals, Plastics and Rubber	–	10,845,847	2,147,182	12,993,029
Construction and Building	–	60,070,505	19,282,661	79,353,166
Consumer Goods Durable	–	29,591,093	2,768,585	32,359,678
Containers, Packaging and Glass	–	12,538,505	2,206,808	14,745,313
Energy, Oil and Gas	–	28,749,417	5,696,512	34,445,929
Environmental Industries	–	3,774,861	5,275,459	9,050,320
Healthcare and Pharmaceuticals	–	140,941,533	8,970,673	149,912,206
High Tech Industries	–	187,812,234	5,231,721	193,043,955
Metals and Mining	–	8,487,571	8,343,672	16,831,243
Retail	–	12,043,577	1,420,216	13,463,793
Services - Business	–	87,533,024	22,890,149	110,423,173
Services - Consumer	–	27,174,498	3,079,477	30,253,975
Telecommunications	–	59,342,994	1,550,300	60,893,294
Utilities Electric	–	27,213,273	1,520,950	28,734,223
Other	–	79,512,856	–	79,512,856
Corporate Bonds
Energy, Oil and Gas	–	10,307,921	486,000	10,793,921
Hotel, Gaming and Leisure	–	4,318,825	4,925,000	9,243,825
Other	–	190,166,057	–	190,166,057
Common Stock
Energy, Oil and Gas	2,847,175	1,047,605	7,910,276	11,805,056
Hotel, Gaming and Leisure	–	–	3,709,356	3,709,356
Preferred Stocks
Energy, Oil and Gas	–	–	1,244,620	1,244,620
Warrants	–	50,160	–	50,160
Total	$2,847,175	$1,125,287,215	$133,103,743	$1,261,238,133

*	Refer to each Fund's Portfolio of Investments for a listing of securities by type.

The changes of the fair value of investments for which BGB has used Level 3 inputs to determine the fair value are as follows:

Blackstone/GSO Strategic Credit Fund	Floating Rate Loan Interests	Corporate Bonds	Common Stock	Preferred Stock	Total
Balance as of December 31, 2016	$75,568,228	$486,000	$8,171,108	$-	$84,225,336
Accrued discount/ premium	174,780	1,103	-	-	175,883
Realized Gain/(Loss)	534,162	-	-	-	534,162
Change in Unrealized Appreciation/(Depreciation)	(972,656)	112,805	(2,993,530)	-	(3,853,381)
Purchases	54,176,901	4,811,092	5,981,058	-	64,969,051
Sales Proceeds	(44,602,433)	-	-	-	(44,602,433)
Transfer into Level 3	39,083,277	-	592,927	1,244,620	40,920,824
Transfer out of Level 3	(9,133,768)	-	(131,931)	-	(9,265,699)
Balance as of September 30, 2017	$114,828,491	$5,411,000	$11,619,632	$1,244,620	$133,103,743
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at September 30, 2017	$128,901	$112,805	$(9,775,959)	$(65,506)	$(9,599,759)

Information about Level 3 fair value measurements as of September 30, 2017:

Blackstone / GSO Strategic Credit Fund	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Value/Range
Assets
Floating Rate Loan Interests	$114,828,491	Third-party vendor pricing service	Broker quotes	N/A

Corporate Bonds	$4,925,000	Discounted Cash Flow	Methodology Weight	50.00%
			Discount Rate	12.00%
			Exit Multiple	7.0	x
		Performance Multiple Methodology	Methodology Weight	50.00%
			EBITDA Multiple	7.0	x
	$486,000	Energy Market Multiples(a)
			Proved PV-10	0.66	x
			Proved & Probable PV-10	0.53	x
			LFQ Daily Production	42,250
			CFY Daily Production	42,500
			Proved Reserves	11.38
			Proved & Probable Reserves	7.58

Common Stock	$592,927	Third-party vendor pricing service	Broker quote	N/A
	$3,709,356	Discounted Cash Flow	Methodology Weight	50.00%
			Discount Rate	12.00%
			Exit Multiple	7.0	x
		Performance Multiple Methodology	Methodology Weight	50.00%
			EBITDA Multiple	7.0	x
	$7,317,349	Energy Market Multiples(a)
			Proved PV-10	0.66	x
			Proved & Probable PV-10	0.53	x
			LFQ Daily Production	42,250
			CFY Daily Production	42,500
			Proved Reserves	11.38
			Proved & Probable Reserves	7.58

Preferred Stock	$1,244,620	Third-party vendor pricing service	Broker quote	N/A

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount Rate	Decrease	Increase
EBITDA Multiple	Increase	Decrease
Energy Market Multiples	Increase	Decrease

The Fund evaluates transfers into or out of Level 1, 2 and 3 as of the end of the reporting period. There were no transfers between Level 1 and 2 during the period. Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were moved from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3. SENIOR AND SECURED FLOATING RATE LOANS

BGB will seek to achieve its investment objectives by investing primarily in U.S. corporate fixed income instruments, including Loans and high yield corporate bonds of varying maturities. Under normal market conditions, at least 80% of BGB's Managed Assets (as defined below) will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics. BGB defines "Managed Assets" as total assets (including any assets attributable to any leverage used) minus the sum of BGB's accrued liabilities (other than liabilities related to the principal amount of leverage). At September 30, 2017, 105.58% of BGB’s Managed Assets were held in corporate fixed income instruments, including Senior Secured Loans.

Loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the borrower of the Loan (the "Borrower") that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to senior obligations of the Borrower. At September 30, 2017, BGB had invested $181,101,681 in second lien secured loans.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BGB typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BGB, and such defaults could reduce net asset value and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty Committee of the Adviser. The factors considered by the Counterparty Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

BGB may acquire Loans through assignments or participations. BGB typically acquires these Loans through assignment, and if BGB acquires a Loan through participation, it will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BGB may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when BGB must acquire a Loan through participation. BGB had no outstanding participations as of September 30, 2017.

NOTE 4. LEVERAGE

The Fund entered into a Credit Agreement (the "Agreement") with a bank to borrow money pursuant to a 728‐day revolving line of credit ("Leverage Facility") dated December 21, 2012, as amended at December 20, 2013, December 19, 2014, December 18, 2015, July 26, 2016 and December 16, 2016 to borrow up to a limit of $415 million. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate of 0.975% above LIBOR, with LIBOR measured for the period commencing on the date of the making of such LIBOR Loan (or the last date upon which any other Loan was converted to, or continued as, such LIBOR Loan) and ending on the numerically corresponding day in the calendar month that is one (1) week or one (1), two (2), three (3), six (6) or nine (9) months thereafter, as the Fund may elect, or such other periods as the lender may agree in its sole and absolute discretion. Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts. The commitment fee payable is 0.15% on the undrawn amounts when drawn amounts exceed 50% of the borrowing limit and 0.25% on the undrawn amounts at any other time. Interest and fees are payable quarterly. The Fund may elect to extend the Agreement for a further period with the consent of the lending bank. At September 30, 2017, BGB had borrowings outstanding under its Leverage Facility of $373 million, at an interest rate of 2.21%. Face value approximates fair value at September 30, 2017, this fair value is based on Level 2 inputs under the three‐tier fair valuation hierarchy (see Note 2). For the period ended September 30, 2017, the average borrowings under BGB's Leverage Facility and the average interest rate were $385,996,337 and 1.98%, respectively.

On July 27, 2016, BGB issued 45,000 Mandatory Redeemable Preferred Shares (“MRPS”) with an aggregate liquidation preference of $45 million, rated “AA” by Fitch Ratings. BGB used the proceeds of the offering to make additional investments for BGB’s portfolio. The final redemption date of the MRPS is July 27, 2023. BGB makes quarterly dividend payments on the MRPS at an annual dividend rate of 3.61%.

Under the Agreement and the governing documents of the MRPS, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund's custodian, The Bank of New York Mellon. As of September 30, 2017, the Fund was in compliance with all required investment limitations and asset coverage requirements related to its leverage.

The use of leverage by the Fund can create risks. Changes in the value of the Fund's portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund's investment portfolio, the leverage may decrease or increase, as the case may be, the net asset value per common share to a greater extent than if the Fund did not utilize leverage. During periods when BGB is using leverage, the fees paid to the Adviser for advisory services and to ALPS for administrative services are higher than if the Fund did not use leverage because the fees paid are calculated on the basis of the Fund's Managed Assets, which include the assets purchased through leverage. As of September 30, 2017, BGB's leverage represented 35.47% of the Fund’s Managed Assets (with the borrowings under the Leverage Facility representing 31.65% of Managed Assets and the MRPS representing 3.82% of Managed Assets).

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)
There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Strategic Credit Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	November 29, 2017

By:	/s/ Doris Lee-Silvestri
Doris Lee-Silvestri (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	November 29, 2017

By:	/s/ Doris Lee-Silvestri
Doris Lee-Silvestri (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	November 29, 2017